Statements of Comprehensive Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Comprehensive Loss [Abstract]
Net loss for the period	SFr (50,951)	SFr (26,411)	SFr (7,096)
Other comprehensive loss not to be reclassified to income or loss in subsequent periods (net of tax)
Re-measurement losses on defined benefit plans (net of tax of CHF 0 for all periods)	(302)	(780)	(761)
Total comprehensive loss, net of tax	SFr (51,253)	SFr (27,191)	SFr (7,857)